LEASES - Narrative (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) contract	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LEASES
Sublease Income	¥ 112	¥ 121	¥ 123
Negative lease expense recognized under the relief using variable lease expense approach	¥ 250
Lease expense			¥ 2,641
Number of lease contracts | contract	31
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 8,511